Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2019
Disclosure Of Hedge Accounting Abstract [Abstract]
Disclosure Of Hedge Accounting Explanatory

9. Derivative Financial Instruments and Hedge Accounting

The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and to hedge the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate and foreign currency risk exposures that arise from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the Group’s regulated open position limits.

The Group provides and trades a range of derivatives products, including:

•	Interest rate swaps, relating to interest rate risks in Korean won

•	Cross-currency swaps, forwards and options relating to foreign exchange rate risks,

•	Stock price index options linked with the KOSPI index.

In particular, the Group applies fair value hedge accounting using cross currency swaps, interest rate swaps and others to hedge the risk of changes in fair values due to the changes in interest rates and foreign exchange rates of structured debts in Korean won, financial debentures in foreign currencies, structured deposits in Korean won, and structured deposits in foreign currencies. In addition, the Group applies net investment hedge accounting by designating financial debentures in foreign currencies as hedging instruments to hedge foreign exchange risks on net investments in foreign operations.

As discussed in Note 2.1.1, the Group has applied the hedge accounting amendment regarding to Interest rate benchmark reform to hedge accounting relationships directly affected by the replacement of interest rate benchmarks. Under these amendments, for the purpose of:

•	determining whether a forecast transaction is highly probable;

•	determining whether the hedged future cash flows are expected to occur;

•	determining whether a hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and

•

determining whether an accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group has assumed that the interest rate benchmark on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from the proposed interest rate benchmark reform. In addition, for a fair value hedge of a non-contractually specified benchmark portion of interest rate risk, the Group assesses only at inception of the hedge relationship and not on an ongoing basis that the risk is separately identifiable and hedge effectiveness can be measured.

The corresponding interest rate indicators for which the hedging relationship is exposed are 1M LIBOR, 3M LIBOR, 6M LIBOR, and 3M CD. The nominal amount of the hedging instruments associated with 1M LIBOR, 3M LIBOR, 6M LIBOR and 3M CD are ￦ 926,240 million, ￦ 6,878,617 million, ￦ 90,309 million, and ￦ 1,720,000 million, respectively. The Group is closely following the market and industry discussions regarding applicable replacement benchmark interest rates for exposed interest rate indicators and believes that this uncertainty will no longer appear once the exposed interest is replaced.

In February 2020, our Financial Planning Department assembled a LIBOR transition Task Force Team (the “LIBOR Task Force”) in order to prepare for LIBOR transition in a more active and systematic way. The LIBOR Task Force is primarily responsible for the identification and evaluation of a variety of risks that may arise from LIBOR transition, and reports its findings to our Asset and Liability Management Committee on a regular basis. The LIBOR Task Force identifies our risks relating to LIBOR transition and our exposure thereto by analyzing the scope of our existing financial instruments and contracts that may be affected by LIBOR transition.

Details of derivative financial instruments held for trading as of December 31, 2018 and 2019, are as follows:

	2018
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	570,000	￦	—	￦	55,056
Futures[1]		4,269,407		1,124		3,852
Swaps		219,558,592		421,591		471,915
Options		16,937,362		159,218		276,392

Sub-total		241,335,361		581,933		807,215

Currency
Forwards		74,189,998		622,745		548,127
Futures[1]		602,805		37		240
Swaps		36,073,995		470,499		452,390
Options		2,449,469		6,071		13,602

Sub-total		113,316,267		1,099,352		1,014,359

Stock and index
Futures[1]		1,155,861		4,902		10,820
Swaps		8,190,648		82,803		321,135
Options		5,442,775		70,740		464,226

Sub-total		14,789,284		158,445		796,181

Credit
Swaps		4,300,208		32,711		25,047

Sub-total		4,300,208		32,711		25,047

Commodity
Futures[1]		5,807		150		128
Swaps		140,382		2,202		3,199

Sub-total		146,189		2,352		3,327

Other		2,361,827		40,739		78,865

Total	￦	376,249,136	￦	1,915,532	￦	2,724,994

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.

	2019
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	570,000	￦	206	￦	84,126
Futures[1]		2,951,770		698		235
Swaps		270,091,778		512,145		557,511
Options		17,521,156		267,697		379,262

Sub-total		291,134,704		780,746		1,021,134

Currency
Forwards		87,373,417		942,632		750,380
Futures[1]		107,793		—		349
Swaps		46,501,399		606,464		610,275
Options		2,789,562		5,438		14,346

Sub-total		136,772,171		1,554,534		1,375,350

Stock and index
Futures[1]		1,646,785		22,451		20,704
Swaps		6,773,467		448,803		86,100
Options		5,559,865		99,013		176,141

Sub-total		13,980,117		570,267		282,945

Credit
Swaps		4,433,960		19,178		13,659

Sub-total		4,433,960		19,178		13,659

Commodity
Futures[1]		3,281		68		3
Swaps		105,658		2,948		474

Sub-total		108,939		3,016		477

Other		3,160,013		80,857		149,385

Total	￦	449,589,904	￦	3,008,598	￦	2,842,950

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.

The average price or rate of the nominal cash flow for each type of hedge accounting as of December 31, 2018 and 2019, are as follows:

	2018
	1 year	2 years	3 years	4 years	5 years	More than 5 years	Total
	(In millions of Korean won)
Fair value hedge
The nominal of the hedging instrument	1,371,901	728,308	1,372,040	567,030	195,392	1,308,602	5,543,273
Average rate (%)	2.21	2.26	2.65	2.23	3.25	3.66	2.80
Average price (USD/KRW)	1,094.95	—	1,063.84	—	—	—	1,094.53
Average price (EUR/KRW)	1,319.66	1,331.65	—	—	—	—	1,322.81
Cash flow hedge
The nominal of the hedging instrument	2,641,861	1,403,129	902,911	919,258	525,629	50,000	6,442,788
Average rate (%)	2.70	2.94	2.36	2.70	2.79	2.53	2.73
Average price (USD/KRW)	1,103.25	1,129.90	1,110.49	1,087.84	1,095.73	—	1,111.63
Average price (EUR/KRW)	—	1,305.59	1,306.76	1,312.75	—	—	1,306.99
Average price (AUD/KRW)	—	—	837.00	—	—	—	837.00
Average price (SGD/KRW)	—	815.80	831.49	—	—	—	823.54
Hedge of net investments in a foreign operations
The nominal of the hedging instrument	528,025	2,942	—	—	—	—	530,967
Average price (USD/KRW)	1,120.33	—	—	—	—	—	1,120.33
Average price (EUR/KRW)	1,348.19	1,295.40	—	—	—	—	1,335.88

	2019
	1 year	2 years	3 years	4 years	5 years	More than 5 years	Total
	(In millions of Korean won)
Fair value hedge
The nominal of the hedging instrument	2,649,272	1,807,950	897,562	309,882	466,053	1,414,570	7,545,289
Average rate (%)	2.29	2.70	2.29	3.16	2.50	3.92	2.91
Average price (USD/KRW)	1,149.90	1,138.82	1,094.35	—	—	—	1,146.84
Average price (EUR/KRW)	1,319.66	1,346.38	—	—	—	—	1,327.68
Average price (AUD/KRW)	803.71	—	—	—	—	—	803.71
Cash flow hedge
The nominal of the hedging instrument	2,450,918	1,199,124	1,764,991	529,202	120,000	150,000	6,214,235
Average rate (%)	2.64	2.56	2.66	2.79	2.00	1.67	2.59
Average price (USD/KRW)	1,129.58	1,111.66	1,153.15	1,095.73	—	—	1,132.99
Average price (EUR/KRW)	1,305.22	1,306.76	1,312.75	—	—	—	1,306.91
Average price (AUD/KRW)	—	837.00	—	—	—	—	837.00
Average price (SGD/KRW)	815.80	831.49	—	—	—	—	823.54
Hedge of net investments in a foreign operations
The nominal of the hedging instrument	248,233	—	27,336	—	—	—	275,569
Average price (USD/KRW)	1,151.49	—	—	—	—	—	1,151.49
Average price (GBP/KRW)	—	—	1,465.26	—	—	—	1,465.26

Fair Value Hedge

Details of hedged item in fair value hedge as of December 31, 2018 and 2019, are as follows:

		2018
		Carrying amount				Accumulated adjusted amount				Changes in the fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in KRW	￦	465,213	￦	—	￦	1,214	￦	—	￦	6,001
	Debt securities in foreign currencies		702,727		—		(9,790)		—		(1,233)
	Deposits in foreign currencies		—		805,215		—		(89,265)		38,232
	Debts in KRW		—		349,252		—		19,252		(2,308)
	Debts in foreign currencies		—		1,429,457		—		(24,073)		(1,868)

			1,167,940		2,583,924		(8,576)		(94,086)		38,824

Currency	Debt securities in foreign currencies		1,845,253		—		(75,255)		—		86,209

			1,845,253		—		(75,255)		—		86,209

		￦	3,013,193	￦	2,583,924	￦	(83,831)	￦	(94,086)	￦	125,033

		2019
		Carrying amount				Accumulated adjusted amount				Changes in the fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in KRW	￦	549,526	￦	—	￦	5,485	￦	—	￦	5,502
	Debt securities in foreign currencies		1,670,838		—		19,243		—		25,540
	Deposits in foreign currencies		—		780,491		—		(18,391)		(62,439)
	Debts in KRW		—		351,070		—		21,070		(1,818)
	Debts in foreign currencies		—		2,067,556		—		41,406		(65,480)

			2,220,364		3,199,117		24,728		44,085		(98,695)

Currency	Debt securities in foreign currencies		2,339,239		—		24,181		—		61,133

			2,339,239		—		24,181		—		61,133

		￦	4,559,603	￦	3,199,117	￦	48,909	￦	44,085	￦	(37,562)

Details of derivative instruments designated as fair value hedge as of December 31, 2018 and 2019, are as follows:

	2018
	Notional amount		Assets		Liabilities		Changes in the fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,845,555	￦	58,933	￦	88,017	￦	(37,638)
Currency
Forwards		1,697,718		5,923		32,565		(106,903)

	￦	5,543,273	￦	64,856	￦	120,582	￦	(144,541)

	2019
	Notional amount		Assets		Liabilities		Changes in the fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	5,326,500	￦	129,085	￦	29,676	￦	101,448
Currency
Forwards		2,218,789		22,503		27,862		(74,372)

	￦	7,545,289	￦	151,588	￦	57,538	￦	27,076

Details of hedge ineffectiveness recognized in profit or loss from derivatives for the year ended December 31, 2018 and 2019, are as follows:

	2018		2019
	Hedge ineffectiveness recognized in profit or loss
	(In millions of Korean won)
From hedge accounting
Interest rate	￦	1,186	￦	2,753
Currency rate		(20,694)		(13,239)

	￦	(19,508)	￦	(10,486)

Gains and losses from fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Gains(losses) on hedging instruments	￦	93,112	￦	(160,416)	￦	34,070
Gains(losses) on the hedged items attributable to the hedged risk		(56,461)		135,556		(44,655)

Total	￦	36,651	￦	(24,860)	￦	(10,585)

Cash Flow Hedge

Details of hedged item in cash flow hedge as of December 31, 2018 and 2019, are as follows:

	2018
	Changes in fair value		Other comprehensive income for cash flow hedge
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	5,971	￦	4,686
Foreign currency change risk		18,650		1,163

	￦	24,621	￦	5,849

	2019
	Changes in fair value		Other comprehensive income for cash flow hedge
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	25,671	￦	(15,670)
Foreign currency change risk		42,357		(11,663)

	￦	68,028	￦	(27,333)

Details of derivative instruments designated as cash flow hedge as of December 31, 2018 and 2019, are as follows:

	2018
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	4,142,336	￦	17,891	￦	12,766	￦	(6,364)
Currency
Swaps		2,300,452		22,759		40,493		(16,658)

Total	￦	6,442,788	￦	40,650	￦	53,259	￦	(23,022)

	2019
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,600,334	￦	3,698	￦	28,484	￦	(25,997)
Currency
Swaps		2,613,901		23,382		73,067		(38,534)

Total	￦	6,214,235	￦	27,080	￦	101,551	￦	(64,531)

Gains and losses from hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	(112,513)	￦	(23,022)	￦	(64,531)
Gains (losses) on effectiveness (amount recognized in other comprehensive income)		(100,949)		(24,672)		(65,323)

Gains (losses) on ineffectiveness (amount recognized in profit or loss)	￦	(11,564)	￦	1,650	￦	792

Amounts recognized in other comprehensive income and reclassified from equity to profit or loss for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	(100,949)	￦	(24,672)	￦	(65,323)
Amount reclassified from equity to profit or loss		126,239		15,234		21,604
Tax effect		(4,331)		400		10,537

Amount recognized in other comprehensive income net of tax	￦	20,959	￦	(9,038)	￦	(33,182)

Hedge on Net Investments in Foreign Operations

Details of hedged item in hedge on foreign operation net investments hedge as of December 31, 2018 and 2019, are as follows:

	2018
	Changes in fair value		Other comprehensive income for hedge on net investment in a foreign operation
	(In millions of Korean won)
Hedge accounting
Currency (foreign currency change risk)	￦	25,198	￦ (33,092)

	2019
	Changes in fair value		Other comprehensive income for hedge on net investment in a foreign operation
	(In millions of Korean won)
Hedge accounting
Currency (foreign currency change risk)	￦	13,410	￦ (41,992)

Details of financial instruments designated as hedging instrument in hedge on net investments in foreign operations as of December 31, 2018 and 2019, is as follows:

	2018
	Nominal amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	530,967	￦	4,924	￦	2,412	￦	(21,877)
Financial debentures in foreign currencies		89,448		—		89,109		(3,321)

Total	￦	620,415	￦	4,924	￦	91,521	￦	(25,198)

	2019
	Nominal amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	275,569	￦	3,407	￦	5,302	￦	(10,330)
Financial debentures in foreign currencies		97,255		—		97,255		(3,080)

Total	￦	372,824	￦	3,407	￦	102,557	￦	(13,410)

The fair value of non-derivative financial instruments designated as hedging instruments as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Financial debentures in foreign currencies	￦	88,785	￦	97,737

Gain or loss from hedging instruments in hedge of net investments in foreign operations and hedged items attributable to the hedged risk for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	35,929	￦	(25,096)	￦	(13,410)
Effective portion of gains (losses) on hedges of net investments in foreign operations (amount recognized in other comprehensive income)		34,800		(25,096)		(13,410)

Ineffective portion of gains (losses) on hedges of net investments in foreign operations (amount recognized in profit or loss)	￦	1,129	￦	—	￦	—

The effective portion of gain (loss) on hedging instruments recognized in other comprehensive income for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	34,800	￦	(25,096)	￦	(13,410)
Amount reclassified from equity to profit or loss		—		(12,330)		1,316
Tax effect		(8,186)		10,292		3,194

Amount recognized in other comprehensive income, net of tax	￦	26,614	￦	(27,134)	￦	(8,900)